As filed with the Securities and Exchange Commission on July 30, 2018

Registration No. 333-226410

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1  ☒

Post-Effective Amendment No.  ☐

(Check appropriate box or boxes)

FS Investment Corporation

(Exact Name of Registrant as Specified in Charter)

201 Rouse Boulevard

Philadelphia, PA 19112

(Address of Principal Executive Offices)

(215) 495-1150

(Area Code and Telephone Number)

Michael C. Forman

201 Rouse Boulevard

Philadelphia, PA 19112

(215) 495-1150

(Name and Address of Agent for Service)

Copies to:

James A. Lebovitz, Esq.

Eric S. Siegel, Esq.

Kenneth E. Young, Esq.

Dechert LLP

Cira Centre

2929 Arch Street

Philadelphia, PA 19104

Telephone: (215) 994-4000

Fax: (215) 994-2222

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective and upon completion of the merger described in the enclosed document.

Calculation of Registration Fee Under the Securities Act of 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price per Share of Common Stock	Proposed Maximum Aggregate Offering Price(2)	Amount of Registration Fee(3)(4)
Common Stock, $0.001 par value per share	340,000,000 shares	N/A	$2,074,200,201.96	$258,237.93

(1)	The number of shares to be registered represents the maximum number of shares of the registrant’s common stock estimated to be issuable in connection with the merger agreement described in the enclosed document. Pursuant to Rule 416, this registration statement also covers additional securities that may be issued as a result of stock splits, stock dividends or similar transactions.
(2)	Estimated solely for the purpose of calculating the registration fee and calculated pursuant to Rule 457(f)(1) under the Securities Act of 1933, as amended.
(3)	Based on a rate of $124.50 per $1,000,000 of the proposed maximum aggregate offering price.
(4)	Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-226410) of FS Investment Corporation (as amended, the “Registration Statement”) is being filed solely for the purpose of updating certain exhibits to the Registration Statement. Other than Item 16 of Part C of the Registration Statement, no changes have been made to the Registration Statement. Accordingly, this Pre-Effective Amendment No. 1 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The other contents of the Registration Statement are hereby incorporated by reference.

PART C

OTHER INFORMATION

Item 15. Indemnification.

Limitation on Liability

The FSIC Charter limits the personal liability of FSIC’s directors and officers to the corporation and its stockholders for money damages to the maximum extent permitted by Maryland law. Maryland law permits a Maryland corporation to include in its charter a provision expanding or limiting the liability of its directors and officers to the corporation and its stockholders for money damages, but a corporation may not include any provision that restricts or limits the liability of directors or officers to the corporation or its stockholders:

(a)	to the extent that it is proved that the person actually received an improper benefit or profit in money, property or services; or

(b)

to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the request of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

The FSIC Charter provides that the limitation of directors’ and officers’ liability, is subject to any applicable limitations of the Investment Company Act of 1940, as amended, or the 1940 Act. In addition, FSIC maintains director’s and officer’s liability insurance.

Indemnification

Under the MGCL, a Maryland corporation may indemnify its directors, officers and certain other parties against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service to the corporation or at its request, unless it is established that the act or omission of the indemnified party was material to the matter giving rise to the proceeding and (i) the act or omission was committed in bad faith or was the result of active and deliberate dishonesty, or (ii) in the case of any criminal proceeding, the indemnified party had reasonable cause to believe that the act or omission was unlawful. Maryland law does not permit indemnification in respect of any proceeding in which the party seeking indemnification shall have been adjudged to be liable to the corporation. Further, a party may not be indemnified for a proceeding brought by that party against the corporation, except (i) for a proceeding brought to enforce indemnification or (ii) if the charter or bylaws, a resolution of the corporation’s board of directors or an agreement approved by the corporation’s board of directors to which the corporation is a party expressly provides otherwise.

The FSIC Charter permits FSIC to indemnify and to pay or reimburse reasonable expenses in advance of final disposition of a proceeding to any individual who (a) is a present or former director or officer of FSIC and who is made or threatened to be made a party to a proceeding by reason of his or her service in that capacity, or (b) while a director or officer of FSIC and at FSIC’s request, serves or has served as a director, officer, partner, member, manager or trustee of any corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to a proceeding by reason of his or her service in such capacity and from and against any claim or liability to which such person may become subject or such person may incur, in each case to the fullest extent permitted by Maryland law and the 1940 Act. The FSIC Charter provides that the provision of indemnification is subject to any applicable limitations of the 1940 Act.

FSIC’s bylaws obligate FSIC to indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, to pay or reimburse reasonable expenses in advance of final disposition of a proceeding to any individual who (a) is a present or former director or officer of FSIC and who is made or threatened to be made a party to a proceeding by reason of his or her service in that capacity, or (b) while a director or officer of FSIC and at FSIC’s request, serves or has served as a director, officer, partner, member, manager or trustee of any corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to a proceeding by reason of his or her service in such capacity and from and against any claim or liability to which such person may become subject or such person may incur, in each case to the fullest extent permitted by Maryland law and the 1940 Act. The FSIC Charter and bylaws also permit FSIC to provide such indemnification and advancement for expenses to a person who served a predecessor of FSIC in any of the capacities described in (a) or (b) above and to any employee or agent of FSIC or a predecessor of FSIC. In accordance with the 1940 Act, FSIC will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Investment Advisory Agreement provides that the Advisor (and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Advisor) shall be entitled to indemnification (including reasonable attorneys’ fees and amounts reasonably paid in settlement) for any liability or loss suffered by the Advisor, and the Advisor shall be held harmless for any loss or liability suffered by FSIC, arising out of the performance of any of its duties or obligations under the Investment Advisory Agreement or otherwise as FSIC’s investment adviser; provided, however, that the Advisor cannot be indemnified for any liability arising out of willful misfeasance, bad faith, or negligence in the performance of the Advisor’s duties or by reason of the reckless disregard of the Advisor’s duties and obligations under the Investment Advisory Agreement.

The Administration Agreement provides that the Advisor (and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with, or acting on behalf of, the Advisor) shall be entitled to indemnification (including reasonable attorneys’ fees and amounts reasonably paid in settlement) for any liability or loss suffered by the Advisor, and the Advisor shall be held harmless for any loss or liability suffered by FSIC, arising out of the performance of any of its duties or obligations under the Administration Agreement or otherwise as FSIC’s administrator; provided, however, that the Advisor cannot be indemnified for any liability arising out of willful misfeasance, bad faith, or negligence in the performance of the Advisor’s duties or by reason of the reckless disregard of the Advisor’s duties and obligations under the Administration Agreement.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of FSIC pursuant to the foregoing provisions, or otherwise, FSIC has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by FSIC of expenses incurred or paid by a director, officer or controlling person of FSIC in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, FSIC will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

(1)	Second Articles of Amendment and Restatement of the Registrant. (Incorporated by reference to Exhibit 3.1 to the Registrant’s Current Report on Form 8-K filed on April 16, 2014.)

(2)(a)	Second Amended and Restated Bylaws of the Registrant. (Incorporated by reference to Exhibit 3.2 to the Registrant’s Current Report on Form 8-K filed on April 16, 2014.)

(2)(b)	Amendment No. 1 to the Second Amended and Restated Bylaws of the Registrant (Incorporated by reference to Exhibit 3.1 to the Registrant’s Current Report on Form 8-K filed on July 23, 2018.)

(3)	Not applicable.

(4)	Agreement and Plan of Merger, dated July 22, 2018 among the Registrant, IC Acquisition, Inc., Corporate Capital Trust, Inc. and FS/KKR Advisor, LLC. (Incorporated by reference to Exhibit 2.1 to the Registrant’s Current Report on Form 8-K filed on July 23, 2018.)

(5)(a)	Form of Stock Certificate. (Incorporated by reference to Exhibit (d)(1) to the Registrant’s registration statement on Form N-2 (File No. 333-195863) filed on May 12, 2014.)

(5)(b)	Indenture, dated as of July 14, 2014, by and between the Registrant and U.S. Bank National Association, as trustee. (Incorporated by reference to Exhibit 4.2 filed with the Registrant’s Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2014 filed on August 14, 2014.)

(5)(c)	First Supplemental Indenture, dated as of July 14, 2014, relating to the 4.000% Notes due 2019, by and between the Registrant and U.S. Bank National Association, as trustee. (Incorporated by reference to Exhibit 4.2 to the Registrant’s Current Report on Form 8-K filed on July 15, 2014.)

(5)(d)	Form of 4.000% Notes due 2019. (Incorporated by reference to Exhibit (5)(c) hereto.)

(5)(e)	Second Supplemental Indenture, dated as of December 3, 2014, relating to the 4.250% Notes due 2020, by and between the Registrant and U.S. Bank National Association, as trustee. (Incorporated by reference to Exhibit 4.1 to the Registrant’s Current Report on Form 8-K filed on December 3, 2014.)

(5)(f)	Form of 4.250% Notes due 2020. (Incorporated by reference to Exhibit (5)(e) hereto.)

(5)(g)	Third Supplemental Indenture, dated as of April 30, 2015, relating to the 4.750% Notes due 2022, by and between the Registrant and U.S. Bank National Association, as trustee. (Incorporated by reference to Exhibit 4.1 to the Registrant’s Current Report on Form 8-K filed on April 30, 2015.)

(5)(h)	Form of 4.750% Notes due 2022. (Incorporated by reference to Exhibit (5)(g) hereto.)

(6)(a)	Investment Advisory Agreement, dated as of April 9, 2018, by and between FSIC and FS/KKR Advisor, LLC. (Incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K filed on April 9, 2018.)

(6)(b)	Administration Agreement, dated as of April 9, 2018, by and between the Registrant and FS/KKR Advisor, LLC. (Incorporated by reference to Exhibit 10.2 filed with the Registrant’s Current Report on 8-K filed on April 9, 2018).

(7)	Not applicable.

(8)	Not applicable.

(9)	Custodian Agreement, dated as of November 14, 2011, by and between the Registrant and State Street Bank and Trust Company. (Incorporated by reference to Exhibit 10.9 filed with the Registrant’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2011 filed on November 14, 2011.)

(10)	Not applicable.

(11)	Opinion and Consent of Miles & Stockbridge P.C. (Incorporated by reference to Exhibit (11) to the Registrant’s registration statement on Form N-14 (File No. 333-226410) filed on July 27, 2018.)

(12)	Form of Opinion and Consent of Dechert LLP. (Incorporated by reference to Exhibit (12) to the Registrant’s registration statement on Form N-14 (File No. 333-226410) filed on July 27, 2018.)

(13)(a)	Amended and Restated Indenture, dated as of September 26, 2012, by and between Locust Street Funding LLC and Citibank, N.A., as trustee. (Incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K filed on October 1, 2012.)

(13)(b)	Supplemental Indenture No. 1, dated as of April 23, 2013, by and between Locust Street Funding LLC and Citibank, N.A., as trustee. (Incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K filed on April 26, 2013.)

(13)(c)	Locust Street Funding LLC Class A Floating Rate Secured Note, due 2021. (Incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K filed on February 21, 2012.)

(13)(d)	Locust Street Funding LLC Class A Floating Rate Secured Note, due 2023. (Incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K filed on October 1, 2012.)

(13)(e)	Locust Street Funding LLC Class A Floating Rate Secured Note, due 2024. (Incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K filed on April 26, 2013.)

(13)(f)	TBMA/ISMA 2000 Amended and Restated Global Master Repurchase Agreement, by and between JPMorgan Chase Bank, N.A., London Branch and Race Street Funding LLC, together with the related Annex and Amended and Restated Confirmation thereto, each dated as of April 23, 2013. (Incorporated by reference to Exhibit 10.3 to the Registrant’s Current Report on Form 8-K filed on April 26, 2013.)

(13)(g)	Amended and Restated Confirmation, dated as of February 15, 2012, by and between Race Street Funding LLC and JPMorgan Chase Bank, N.A., London Branch. (Incorporated by reference to Exhibit 10.4 to the Registrant’s Current Report on Form 8-K filed on February 21, 2012.)

(13)(h)	Loan Agreement, dated as of November 1, 2016, among Locust Street Funding LLC, JPMorgan Chase Bank, National Association, as lender and Administrative Agent, Citibank, N.A., as Collateral Agent and Securities Intermediary, and Virtus Group, LP, as Collateral Administrator. (Incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on November 2, 2016.)

(13)(i)	Senior Secured Revolving Credit Agreement, dated as of April 3, 2014, by and among the Registrant, ING Capital LLC, as administrative agent, and the lenders party thereto. (Incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K filed on April 4, 2014.)

(13)(j)	Amendment No. 2 to Senior Secured Revolving Credit Agreement, dated as of March 16, 2017, among FS Investment Corporation, the several banks and other financial institutions or entities from time to time party thereto, ING Capital LLC, as administrative agent, and certain subsidiary guarantors. (Incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K filed on March 20, 2017.)

(13)(k)	Consent and Modification Letter to Senior Secured Revolving Credit Agreement, dated as of March 16, 2018, among FS Investment Corporation, the several banks and other financial institutions or entities from time to time party thereto and ING Capital LLC, as administrative agent (Incorporated by reference to Exhibit 10.17 to the Registrant’s Quarterly Report on Form 10-Q filed on May 10, 2018).

(13)(l)	Guarantee, Pledge and Security Agreement, dated as of April 3, 2014, by and among the Registrant, ING Capital LLC, as revolving administrative agent and collateral agent, the subsidiary guarantors party thereto and each financing agent and designated indebtedness holder party thereto. (Incorporated by reference to Exhibit 10.2 to the Registrant’s Current Report on Form 8-K filed on April 4, 2014.)

(13)(m)	Second Amended and Restated Control Agreement, dated as of April 8, 2016, by and among the Registrant, ING Capital LLC, as collateral agent, and State Street Bank and Trust Company. (Incorporated by reference to Exhibit 10.45 to the Registrant’s Quarterly Report on Form 10-Q filed on May 9, 2016.)

(13)(n)	Loan and Security Agreement, dated as of December 15, 2016, by and among Hamilton Street Funding LLC, as borrower, each of the lenders from time to time party thereto, each of the lender agents from time to time party thereto, HSBC Bank USA, National Association, as administrative agent, and U.S. Bank National Association, as collateral agent, account bank and custodian. (Incorporated by reference to Exhibit 10.1 to the Registrant’s Current Report on Form 8-K filed on December 19, 2016.)

(13)(o)	Distribution Reinvestment Plan, effective as of June 2, 2014. (Incorporated by reference to Exhibit 4.1 to the Registrant’s Current Report on Form 8-K filed on May 23, 2014.)

(14)(a)	Consent of RSM US LLP.*

(14)(b)	Report of Deloitte & Touche LLP.*

(14)(c)	Consent of Deloitte & Touche LLP.*

(14)(d)	Consent of Öhrlings PricewaterhouseCoopers AB. (Incorporated by reference to Exhibit (14)(d) to the Registrant’s registration statement on Form N-14 (File No. 333-226410) filed on July 27, 2018.)

(14)(e)	Consent of J.P. Morgan Securities LLC. (Incorporated by reference to Exhibit (14)(e) to the Registrant’s registration statement on Form N-14 (File No. 333-226410) filed on July 27, 2018.)

(14)(f)	Consent of Merrill Lynch, Pierce, Fenner & Smith Incorporated. (Incorporated by reference to Exhibit (14)(f) to the Registrant’s registration statement on Form N-14 (File No. 333-226410) filed on July 27, 2018.)

(15)	Not applicable.

(16)	Power of Attorney. (Incorporated by reference to the signature page to the Registrant’s registration statement on Form N-14 (File No. 333-226410) filed on July 27, 2018.)

(17)(a)	Form of Proxy Card of FS Investment Corporation.**

(17)(b)	Form of Proxy Card of Corporate Capital Trust.**

*	Filed herewith.

**	To be filed by amendment.

Item 17. Undertakings.

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Philadelphia and Commonwealth of Pennsylvania, on the 30th day of July, 2018.

FS INVESTMENT CORPORATION

By:	/s/ Michael C. Forman
Michael C. Forman
Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Michael C. Forman Michael C. Forman	Chief Executive Officer and Director (Principal executive officer)	July 30, 2018

/s/ William Goebel William Goebel	Chief Financial Officer (Principal financial and accounting officer)	July 30, 2018

* Todd Builione	Director	July 30, 2018

* Gregory Chandler	Director	July 30, 2018

* Barry H. Frank	Director	July 30, 2018

* Michael J. Hagan	Director	July 30, 2018

* Jeffrey K. Harrow	Director	July 30, 2018

* Philip E. Hughes, Jr.	Director	July 30, 2018

* Pedro A. Ramos	Director	July 30, 2018

* Joseph P. Ujobai	Director	July 30, 2018

*By:	/s/ Michael C. Forman
Attorney-in-Fact